Financial risk management and financial instruments - Currency risk (Details) € in Millions, kr in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 SEK (kr) EUR (€)	Dec. 31, 2016 NOK (kr) EUR (€)	Dec. 31, 2018 SEK (kr)	Dec. 31, 2016 SEK (kr) EUR (€)
Financial risk management
Borrowings		kr 10,546		kr 28,069	kr 10,449
Currency derivatives held as economic hedges, nominal amount | €	€ 830
Currency derivatives held as economic hedges, net fair value				16
Revenue (as a percentage)	100.00%	100.00%	100.00%
Net assets		kr 17,132		36,362	18,473
Movement in foreign currencies (as a percent)	5.00%	5.00%	5.00%
Decrease in net assets due to strengthening of SEK		kr 714		662	765
Bonds NOK
Financial risk management
Borrowings			kr 178
Currency swap | Bonds NOK
Financial risk management
Reported fair value of financial instruments					(4)
Net investment hedging
Financial risk management
Percentage of hedge effectiveness	100.00%	100.00%
Hedge reserve		kr (592)		(714)	kr (516)
Net investment hedging | Currency swap
Financial risk management
Nominal amount of hedging instrument (in EUR) | €		215	215		215
Reported fair value of financial instruments		kr 17			kr 51
SEK
Financial risk management
Borrowings		kr 6,914		23,606	6,928
Revenue (as a percentage)	71.00%	71.00%	69.00%
Net assets		kr 2,844		23,132	3,178
SEK | Currency swaps from EUR to SEK
Financial risk management
Adjustment for currency swaps				8,528
SEK | Currency swap from NOK to SEK
Financial risk management
Adjustment for currency swaps				(188)
EUR
Financial risk management
Borrowings		kr 3,386		4,403	3,454
Revenue (as a percentage)	21.00%	21.00%	23.00%
Net assets		kr 10,906		9,726	12,170
EUR | Currency swap from SEK to EUR
Financial risk management
Adjustment for currency swaps		2,113			2,052
EUR | Net investment hedging
Financial risk management
Net assets		3,393		3,339	3,463
KZT
Financial risk management
Borrowings		246
Net assets		kr 2,511		2,050	2,272
HRK
Financial risk management
Borrowings				60	67
Revenue (as a percentage)	8.00%	8.00%	8.00%
Net assets		kr 888		1,324	kr 853
USD
Financial risk management
Net assets		kr (17)		kr 130